ADVANCES TO VENDORS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
ADVANCES TO VENDORS
Advances to vendors for outsourcing the value-added services	$ 9,007,720	$ 9,400,197
Less: allowance for doubtful accounts	0	0
Advances to vendors, net	9,007,720	$ 9,400,197
Advances to be realized subsequently	$ 5,000,000
Percentage of advance to be realized subsequently	55.30%